Discontinued operation	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Discontinued operation

17. Discontinued operation

On July 2, 2024, the operating assets of KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Limited) were sold to ARA Electrical Engineering Services Pty Limited for $0.8 million (AU$1.2 million) consideration.

20. Discontinued operations

On July 2, 2024, Kenshaw Electrical Pty Ltd was sold for a consideration of $0.8 million (AU$1.2 million).

Financial information relating to the discontinued operation for the period to the date of disposal is set out below:

Financial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2024, 2023 and 2022:

Schedule of financial performance and cash flow information

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Revenues	11,909	11,005	27,456
Cost of sales	(10,268)	(9,178)	(24,661)
Expenses	(2,522)	(6,136)	(3,306)
Loss before income tax	(881)	(4,309)	(511)
Income tax expense	-	19	975
Gain/(loss) from discontinued operations	(881)	(4,290)	464

Net cash inflow/(outflow) from operating activities	(881)	(4,290)	464
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net increase in cash generated by subsidiary	(881)	(4,290)	464

Assets and liabilities of disposal group as held for sale

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operations as at June 30, 2024 and 2022; the assets and liabilities held for sale as of June 30, 2022 were subsequently disposed of in the year ended June 30, 2023:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Assets classified as held for sale
Trade and other receivables	2,366	-	239
Inventories	657
Property, plant and equipment	2,040	-	629
Goodwill	210	-	5,289
Intangible assets	-	-	2,057
Deferred tax assets	206
Total assets of disposal group classified as held for sale	5,479	-	8,214

Liabilities directly associated with assets classified as held for sale
Trade and other payables	2,722	-	91
Current debt	1,267	-	1,126
Non-current debt	77	-	74
Lease liabilities - current	263	-	157
Lease liabilities - non-current	1,186	-	49
Total liabilities of disposal group classified as held for sale	5,515	-	1,497

Net assets/(liabilities) identified as held for sale	(36)	-	6,717

Estimated gain on sale - Kenshaw Electrical Pty Ltd	USD 000	AUD 000
Consideration received or receivable
Cash
Purchase price	2,668	4,000
Working capital adjustment	(1,860)	(2,789)
Cash	808	1,211
Fair value of contingent consideration	-	-
Less costs to sell	-	-
Total disposal consideration	808	1,211
Estimated carrying amount of net assets/(liabilities) sold	(36)	(54)
Estimated gain on sale as at June 30, 2024	844	1,265

Disposal consideration for the sale of Kenshaw Electrical Pty Ltd on July 2, 2024 comprised of cash purchase price including completion working capital adjustments of $2.7 million (AU$4.0 million). Net book value of net liabilities sold was $0.03 million (AU$0.1 million), resulting in a gain on disposal of $0.8 million (AU$1.3 million).

Disposal consideration for the sale of Kenshaw Solar Pty Ltd on July 1, 2022, comprised cash purchase price including completion working capital adjustments of $2.9 million (AU$4.3 million). Initial estimate of fair value of deferred contingent consideration of $4.5 million, as recorded in July 2022, payable 12 months after completion, applied a contracted 4.5x multiple to year 1 forecast EBITDA of AU$2.7 million, discounted at 10% to net present value, less purchase price paid. The final deferred consideration of $0.6 million (AU$ 0.9 million) was received in August 2023. Costs to sell comprised advisory fees of $0.4 million (AU$0.5 million). Net book value of net assets sold was $7.0 million (AU$10.1 million), resulting in a loss on disposal of $3.9 million (AU$5.4 million).

Reconciliation of adjusted loss on sale – Kenshaw Solar Pty Ltd	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale reported in year ended June 30, 2023	(3,854)	(5,391)